Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

Relationships with related parties

Name	Relationship
Mr. Shek Kin Pong	Chairman and Executive Director and Controlling Shareholder of the Company

Amount due to a director consist of the following:

		As of
Name	Nature	December 31, 2025	June 30, 2026
		US$	US$
Mr. Shek Kin Pong	Fund transfer	(319,688)	(694,813)
		(319,688)	(694,813)

The balance with related parties are unsecured, interest free with no specific repayment terms. The amounts due to related parties are non-trade nature.

The Company does not have significant related party transactions incurred during the six months ended June 30, 2025 and 2026 except for the following:

		Six months ended June 30,
Name	Nature	2025	2026
Mr. Shek Kin Pong	Acquisition of Wching SZ	—	14,530

Remuneration to senior management for the six months ended June 30, 2025 and 2026 were:

	Six months ended June 30,
	2025	2026
	US$	US$
Salaries and other short term employee benefits	163,997	16,871
Payments to defined contribution pension schemes	2,310	767
Share-based payment	880,000	—
Total	1,046,307	17,638